UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    October 19, 2006


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       99

Form 13F Information Table Value Total:       1,932,582,000


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE


				Title of		Value 		Shares/		SH/	PUT/	Invtmnt	Other	      Voting Authority
Issuer				Class	CUSIP		* $1000.00	PRN Amount	PRN	CALL	Dscretn	Mgrs	Sole	  Shared    None

ABIOMED INC			CS	003654100	4,523.48	306,469.00	SH		SOLE		306,469.00
AGREE REALTY CORP		CS	008492100	5,029.34	153,100.00	SH		SOLE		153,100.00
ADOLOR CORPORATION		CS	00724X102	13,900.17	1,002,898.00	SH		SOLE		1,002,898.00
ASSOCIATED ESTATES REALTY CP	CS	045604105	2,185.91	141,300.00	SH		SOLE		141,300.00
ALEXION PHARMACEUTICALS INC	CS	015351109	38,222.71	1,125,853.00	SH		SOLE		1,125,853.00
ADVANCED MAGNETICS		CS	00753P103	13,988.09	410,208.00	SH		SOLE		410,208.00
AmeriVest Properties Inc	CS	03071L101	10,309.60	2,104,000.00	SH		SOLE		2,104,000.00
AOC 3.5% 11/15/2012		CB	037389AT0	34,191.45	21,500,000.00	PRN		SOLE		21,500,000.00
AUXILIUM PHARMACEUTICALS INC	CS	05334D107	30,360.96	3,006,036.00	SH		SOLE		3,006,036.00
Avigen				CS	53690103	6,146.00	1,184,200.00	SH		SOLE		1,184,200.00
BASIC ENERGY SERVICES		CS	06985P100	611.75		25,000.00	SH		SOLE		25,000.00
BRINKS				CS	109696104	13,410.28	252,738.00	SH		SOLE		252,738.00
BIOMARIN PHARMACEUTICAL INC.	CS	09061G101	12,824.61	902,506.00	SH		SOLE		902,506.00
BAUSCH & LOMB			CS	071707103	25,811.38	515,300.00	SH		SOLE		515,300.00
INT. SHIPPING ENTERP.-CW08	WT	Y62196111	370.70		570,300.00	SH		SOLE		570,300.00
CONTINENTAL AIRLINES CL B	CS	210795308	4,588.87	162,151.00	SH		SOLE		162,151.00
CBRL Group Inc			CS	12489V106	20,950.33	518,316.00	SH		SOLE		518,316.00
CBS CORP-CLASS B		CS	124857202	10,253.88	364,000.00	SH		SOLE		364,000.00
COMMERCIAL CAPITAL BANCORP	CS	20162L105	6,543.50	410,251.00	SH		SOLE		410,251.00
COMDISCO HOLDING COMPANY	CS	200334100	16,941.06	946,428.00	SH		SOLE		946,428.00
COEUR DALENE MINES CORP		CS	192108108000	132.26		28,200.00	SH		SOLE		28,200.00
CEPH 2% 06/01/2015		CB	156708AP4	18,202.50	12,500,000.00	PRN		SOLE		12,500,000.00
CHARTER COMMUNICATIONS		CS	16117M107	4,921.47	3,259,250.00	SH		SOLE		3,259,250.00
CABOT OIL & GAS CORP		CS	127097103	18,036.04	375,438.00	SH		SOLE		375,438.00
CONOR MEDSYSTEMS		CS	208264101	13,207.19	560,339.00	SH		SOLE		560,339.00
COMPLETE PRODUCTION SERVICES	CS	20453e109	1,006.74	51,000.00	SH		SOLE		51,000.00
CARDIOME PHARMA CORPORATION	CS	14159U202	15,713.62	1,360,487.00	SH		SOLE		1,360,487.00
COMMVAULT SYSTEMS INC		CS	204166102	445.00		25,000.00	SH		SOLE		25,000.00
DOMINION RESOURCES INC/VA	CS	25746U109	38,176.56	499,040.00	SH		SOLE		499,040.00
DRESS BARN 2.50% 12/15/2024 REG	CB	261570AB1	11,026.50	5,000,000.00	PRN		SOLE		5,000,000.00
DORAL FINANCIAL CORP		CS	25811P100	4,713.39	715,234.00	SH		SOLE		715,234.00
DEUTSHE TELEKOM			CS	251566105	15,330.52	965,398.00	SH		SOLE		965,398.00
Embratel Particpatos		CS	29081N209	12,428.06	784,600.00	SH		SOLE		784,600.00
FORD CAP TRST II 6.5% 1/15/32	PS	345395206	16,291.15	485,000.00	SH		SOLE		485,000.00
Foot Locker			CS	344849104	6,312.50	250,000.00	SH		SOLE		250,000.00
GM 5.25% 3/06/2032 SERIES B	PS	370442733	60,225.01	2,993,291.00	SH		SOLE		2,993,291.00
GOLDEN WEST FINANCIAL CORP	CS	381317106	260,911.72	3,377,498.00	SH		SOLE		3,377,498.00
GENERAL ELECTRIC		CS	369604103	363.59		10,300.00	SH		SOLE		10,300.00
GENERAL MOTORS CORP		CS	370442105	5,248.99	157,817.00	SH		SOLE		157,817.00
GM 6.25% 7/15/33 PREF		CNVPFD	370442717	56,343.11	2,452,900.00	SH		SOLE		2,452,900.00
GOVERNMENT PROPERTIES TRUST	CS	38374W107	4,942.69	547,970.00	SH		SOLE		547,970.00
CHINA GRENTECH CORP LTD-ADR	CS	16938P107	102.40		10,000.00	SH		SOLE		10,000.00
HAL 3.125% 07/15/23 REG		CB	406216AM3	31,558.00	20,000,000.00	PRN		SOLE		20,000,000.00
Halliburton			CS	406216101	711.25		25,000.00	SH		SOLE		25,000.00
HCC 2% 09/01/			CB	404132AC6	18,791.30	12,154,000.00	PRN		SOLE		12,154,000.00
INTERCONTINENTAL EXCHANGE	CS	45865V100	375.35		5,000.00	SH		SOLE		5,000.00
INDEVUS PHARMACEUTICALS		CS	454072109	7,410.55	1,253,900.00	SH		SOLE		1,253,900.00
INTL GAME TECH 0% 1/29/2033	CB	459902AM40B0	41,895.00	47,500,000.00	PRN		SOLE		47,500,000.00
INTERPUBLIC GROUP5.375% 12/15/06PS	460690308	4,031.58	108,405.00	SH		SOLE		108,405.00
Isis Pharmaceuticals Inc	CS	464330109	6,287.93	876,977.00	SH		SOLE		876,977.00
J CREW GROUP INC		CS	46612H402	751.00		25,000.00	SH		SOLE		25,000.00
JACUZZI BRANDS			CS	469865109	11,063.71	1,109,700.00	SH		SOLE		1,109,700.00
KEY ENERGY SERVICES INC		CS	492914106	33,859.00	2,489,632.00	SH		SOLE		2,489,632.00
MASTERCARD INC-CLASS A		CS	57636Q104	3,517.50	50,000.00	SH		SOLE		50,000.00
MERRILL LYNCH VAR 3/13/2032	CB	590188W46	44,820.37	38,595,000.00	PRN		SOLE		38,595,000.00
MILLICOM INTL CELLULAR S.A.	CS	L6388F110	360.18		8,800.00	SH		SOLE		8,800.00
MIRANT CORP			CS	60467R100	80,439.23	4,248,813.00	SH		SOLE		4,245,813.00
MIRANT CORP WARRANTS		WT	60467R126	3,996.92	368,380.00	SH		SOLE		368,380.00
ALTRIA GROUP INC		CS	02209S103	11,712.15	153,000.00	SH		SOLE		153,000.00
MEDICIS PHARMACEUTICAL-CL A	CS	584690309	26,368.49	815,100.00	SH		SOLE		815,100.00
MVK 4% 06/15/33			CB	577914AB0	2,211.00	1,000,000.00	PRN		SOLE		1,000,000.00
MAVERICK TUBE CORP		CS	577914104	53,329.16	822,600.00	SH		SOLE		822,600.00
MUELLER WATER PRODUCTS INC-A	CS	624758108	233.60		16,000.00	SH		SOLE		16,000.00
MYOGEN INC			CS	62856E104	30,088.98	858,214.00	SH		SOLE		858,214.00
NIHD 3.5% 09/15/2033		CB	62913FAD4	3,029.57	645,000.00	PRN		SOLE		645,000.00
NTL INC				CS	62941w101	28,241.92	1,111,449.00	SH		SOLE		1,111,449.00
ONE LIBERTY PROPERTIES INC	CS	682406103	9,784.32	436,800.00	SH		SOLE		436,800.00
PFIZER CORP			CS	717081103	50,915.30	1,795,321.00	SH		SOLE		1,795,321.00
PIONEER NATURAL RESOURCES CO	CS	723787107	8,692.46	222,200.00	SH		SOLE		222,200.00
QWEST COMMUNICATIONS		CS	749121109	6,771.15	776,508.00	SH		SOLE		776,508.00
REGENERON PHARMACEUTICALS	CS	75886F107	20,350.95	1,299,550.00	SH		SOLE		1,299,550.00
RETAIL VENTURES INC		CS	76128Y102	9,318.43	604,700.00	SH		SOLE		604,700.00
SCT 4.5% 12/01/2022		CB	81013RAC9	8,775.00	9,000,000.00	PRN		SOLE		9,000,000.00
SCHERING-PLOUGH CORP		CS	806605101	4,416.00	200,000.00	SH		SOLE		200,000.00
SCHERING-PLOUGH 6% PFD 9/14/07 	PS	806605606	25,682.80	462,004.00	SH		SOLE		462,004.00
SCHLUMBERGER 1.50% 6/1/23	CB	806857AC2	37,397.20	21,505,000.00	PRN		SOLE		21,505,000.00
SPY				CS	78462f103	58,819.70	440,498.00	SH		SOLE		440,498.00
SUN-TIMES MEDIA GROUP - CL A	CS	86688q100	8,916.20	1,348,896.00	SH		SOLE		1,348,896.00
SPX 03/07 - 1300 P		OP	12488Y9O1	8,812.98	660.00			PUT	SOLE		660.00
SPX 03/07 -1275 P		OP	7839819O3	8,812.98	660.00			PUT	SOLE		660.00
SPX 3/07 - 1280 P		OP	7839819O3	9,280.34	695.00			PUT	SOLE		695.00
TRIBUNE CO			CS	896047107	33,875.44	1,036,263.00	SH		SOLE		1,036,263.00
TRIARC COMPANIES-B		CS	895927309	151.10		10,000.00	SH		SOLE		10,000.00
Trizec Properties Inc.		CS	89687P107	54,141.58	1,872,763.00	SH		SOLE		1,872,763.00
TIME WARNER			CS	887317105	6,958.22	381,900.00	SH		SOLE		381,900.00
TRIZEC CANADA INC		CS	896874104	4,637.17	150,000.00	SH		SOLE		150,000.00
USG CORP			CS	903293405	62,737.34	1,333,702.00	SH		SOLE		1,333,702.00
UNITED THERAPEUTICS CORP	CS	91307C102	5,294.02	100,800.00	SH		SOLE		100,800.00
LU 01/07 - 5 C			OC	5494639A7	2,297.88	9,820.00		CALL	SOLE		9,820.00
GE JAN-07 40 CALL		OC	3696049a3	928.39		263.00			CALL	SOLE		263.00
IGT 1/07-40 C			OC	4e599w9a2	3,524.10	850.00			CALL	SOLE		850.00
IGT1/07-45 C			OC	4E599W9A2	1,388.91	335.00			CALL	SOLE		335.00
VERASUN ENERGY CORP		CS	92336G106	161.00		10,000.00	SH		SOLE		10,000.00
WENDY'S				CS	950590109	121,114.54	1,809,300.00	SH		SOLE		1,809,300.00
WENDYS INTERNATIONAL IN-W/I	CS	950590125	4,039.10	130,000.00	SH		SOLE		130,000.00
WABASH NATIONAL			CS	929566107	284.82		20,805.00	SH		SOLE		20,805.00
WELLSFORD REAL PROPERTIES	CS	950240200	6,240.32	847,870.00	SH		SOLE		847,870.00
WEYERHAEUSER CO			CS	962166104	17,437.60	283,400.00	SH		SOLE		283,400.00
Xenoport Inc.			CS	98411C100	14,781.48	727,077.00	SH		SOLE		727,077.00
							1,932,581.56
